Litigation, Contractual Commitments and Contingent Liabilities Litigation, Contractual Commitments and Contingent Liabilities - Contractual Commitments (Details) - USD ($) $ in Millions	12 Months Ended		72 Months Ended
	Dec. 31, 2017		Sep. 01, 2023	Dec. 31, 2016
Other Commitments [Line Items]
VICI Call Right	$ 177			$ 0
Financing obligations	9,355	[1]		0
Property and equipment, net (1)	16,154	[1]		$ 7,446
Contractual obligation, minimum guarantee	$ 1
VICI Properties, Inc. [Member]
Other Commitments [Line Items]
Long-term Purchase Commitment, Description	Under the CEOC LLC Leases, we are required to spend $100 million in capital expenditures annually and $495 million for every three-year period. Under the HLV Lease, we are required to spend $171 million in capital expenditures for the period from January 1, 2017 through December 31, 2021, and thereafter, spend an amount equal to at least 1% of Harrah’s Las Vegas net revenue for the prior lease year.
VICI Properties, Inc. [Member] | Golf Courses [Member]
Other Commitments [Line Items]
Long-term Purchase Commitment, Period	35 years
Annual Membership Fee	$ 10
Annual use fee	3
Deferred credits and other	142
Contract Termination [Member]
Other Commitments [Line Items]
Business Exit Costs	48
VICI Call Right	38
Business Exit Costs Fair Value	$ 26
Contract Termination [Member] | Scenario, Forecast [Member]
Other Commitments [Line Items]
Business Exit Costs			$ 30

[1]	The conditions that were considered prohibited forms of continuing involvement related to our sale of the Golf Course Properties (see Note 11) are no longer considered continuing involvement under the new revenue recognition standard. As of result of adopting the new standard on a full retrospective basis, we are now reflecting this transaction as a completed sale in the period in which it occurred.